Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 215,905	$ 227,679
Total loans, net of allowance for loan losses	708,436	717,523
FINANCIAL LIABILITIES
Deposits	1,118,488	1,135,333
Securitization liabilities at amortized cost	15,346	15,768
Subordinated notes and debentures	11,269	11,477
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	215,905	227,679
Total loans, net of allowance for loan losses	708,436	717,523
Total financial assets not carried at fair value	924,341	945,202
FINANCIAL LIABILITIES
Deposits	1,118,488	1,135,333
Securitization liabilities at amortized cost	15,346	15,768
Subordinated notes and debentures	11,269	11,477
Total financial liabilities not carried at fair value	1,145,103	1,162,578
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	162,405	174,592
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	53,500	53,087
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	216,680	228,873
Total loans, net of allowance for loan losses	715,048	727,197
Total financial assets not carried at fair value	931,728	956,070
FINANCIAL LIABILITIES
Deposits	1,119,182	1,137,624
Securitization liabilities at amortized cost	15,503	16,143
Subordinated notes and debentures	12,130	12,374
Total financial liabilities not carried at fair value	1,146,815	1,166,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	162,793	175,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 53,887	$ 53,373